Other Income (Loss), Net (Tables)	12 Months Ended
Dec. 31, 2015
Other Income (Loss), Net
Schedule of other income

	Years Ended December 31,
	2013	2014	2015
	$	$	$
Gains on marketable securities, realized portion	234,338	2,903,786	—
Foreign exchange gain (loss)	(862,383)	613,227	(3,144,228)
Amortized discounts related to liability for exclusive rights with Baidu	(935,177)	(52,922)	—
Gains from sale of properties held for sale	118,559	—	720,486
Others	393,448	393,448	526,846

Total other income (loss)	(1,051,215)	3,857,539	(1,896,896)